Fair Value Measurements - Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgages Held For Sale at Fair Value
Aggregate fair value	$ 166,247	$ 139,950
Aggregate unpaid principal	161,083	134,639
Aggregate fair value less unpaid principal	5,164	5,311
Total mortgage income (loss) in the Consolidated Statement of Comprehensive Income	$ 1,000	$ 3,500	$ 400